STOCKHOLDERS' EQUITY, Additional Disclosures 2 (Details) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Appreciation Rights (SARs) [Member]
Weighted-average assumptions used to determine fair values of SARs [Abstract]
Expected life (in years)	5.7	6.0	6.0
Risk-free interest rate (in hundredths)	2.269%	2.725%	2.375%
Expected volatility (in hundredths)	49.16%	50.16%	52.86%
Weighted-average grant-date per-share fair value (in dollars per share)	$ 19.76	$ 14.00	$ 9.03